TAXATION - Deferred taxation (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		$ 141	$ 57
Exchange adjustment		(2)	(7)
Movement in income statement - current year		116	77
Movement in income statement - prior years		(10)	17
Movement in other comprehensive income		18	(5)	$ (27)
Movement in equity			(3)
Changes in tax rate		2	5
Balance at the end of the period		265	141	$ 57
Represented by:
Deferred tax assets		274	177
Deferred tax liabilities		(9)	(36)
Net asset position		265	141
Deferred tax assets, inventory		125	117
Deferred tax Assets, bad debt provisions		8	8
Deferred tax assets, provisions and other short-term temporary differences		169	153
Unused gross trading tax losses		1,145	839
Gross unused research and development tax credits		16	24
Gross unused capital losses		102	97
Trading and non-trading tax losses resulting in deferred tax assets		885	541
Research and development tax credits resulting in deferred tax assets		$ 16	$ 12
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%	19.00%
Not later than ten years
Represented by:
Unused tax losses		$ 262
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(75)	$ (45)
Movement in income statement - current year		(15)	(28)
Changes in tax rate		(1)	(2)
Balance at the end of the period		(91)	(75)	$ (45)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(181)	(199)
Exchange adjustment		(1)	1
Movement in income statement - current year		43	15
Movement in income statement - prior years		1	4
Changes in tax rate			(2)
Balance at the end of the period		(138)	(181)	(199)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(21)	(18)
Exchange adjustment		(3)	2
Movement in income statement - current year			1
Movement in income statement - prior years			1
Movement in other comprehensive income		18	(7)
Balance at the end of the period		(6)	(21)	(18)
Losses and other tax attributes
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		140	130
Exchange adjustment		1
Movement in income statement - current year		63	1
Movement in income statement - prior years		(10)	9
Changes in tax rate		4
Balance at the end of the period		198	140	130
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		278	189
Exchange adjustment		1	(10)
Movement in income statement - current year		25	88
Movement in income statement - prior years		(1)	3
Movement in other comprehensive income			2
Movement in equity			(3)
Changes in tax rate		(1)	9
Balance at the end of the period		302	278	$ 189
Represented by:
Deferred tax assets		302	278
Trading tax losses
Represented by:
Deferred tax assets		$ 198	$ 140
Minimum
Represented by:
Recovery period for deferred tax assets		5 years